THOMPSON BRUSSELS CINCINNATI CLEVELAND COLUMBUS DAYTON NEW YORK WASHINGTON, D.C.
         HINE
                                                              December 30, 2004


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 5th Street, N.W.
Washington D.C. 20549

      RE:Fairport Funds,  File Nos. 33-84186 and 811-8774

Ladies and Gentlemen:

     On behalf of Fairport Funds, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 15 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Fairport Government Securities Fund (the "Fund"). The main purpose of the filing is to update the financial statements and provide other updating information.

     If you have any questions concerning this filing please contact Donald S. Mendelsohn at (513) 352-6546.

                                                              Very truly yours,

                                                           /S/ Thompson Hine LLP

                                                              Thompson Hine LLP